Segment and Geographic Information Textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Segment and Geographic Information (Textuals) [Abstract]
Sales primarily from businesses segment	$ 18,097	$ 17,665	$ 14,006
Segment Reporting Information [Line Items]
Reclassification of prior service cost into SD&A expense upon plan curtailment	3,117	0	0
Pension Benefits [Member]
Segment Reporting Information [Line Items]
Reclassification of prior service cost into SD&A expense upon plan curtailment	$ 3,117	$ 0	$ 0